Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	$ 179.3	$ 415.8	$ 383.3	$ 261.7
Coating Resins Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale	1,472.6	1,508.8	1,671.9
Building Block Chemicals Discontinued Operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale			$ 164.4